Vessels Under Construction (Detail) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Jun. 30, 2020
Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2018		$ 15,409
Estimated remaining payments required to be made under newbuilding contract in 2019		22,917
Unrecorded Unconditional Purchase Obligation, Due within Three Years		14,651
Total		52,977
Consolidated Entities [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2018		4,058
Estimated remaining payments required to be made under newbuilding contract in 2019		22,917
Unrecorded Unconditional Purchase Obligation, Due within Three Years		14,651
Total		41,626
Equipment [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Expected cost of project	$ 58,100
Total		41,600
Equity Method Investments [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2018		11,351
Estimated remaining payments required to be made under newbuilding contract in 2019		0
Unrecorded Unconditional Purchase Obligation, Due within Three Years		0
Total		$ 11,351
Bahrain LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Bahrain LNG Joint Venture [Member] | Lng Receiving and Regasification Terminal [Member]
Long-term Purchase Commitment [Line Items]
Credit facility, maximum borrowing capacity		$ 24,000
Line of Credit Facility, Remaining Borrowing Capacity		7,000
Bahrain LNG Joint Venture [Member] | Construction [Member]
Long-term Purchase Commitment [Line Items]
Total		$ 11,400